Other payables and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other payables and accrued expenses
	December 31,
	2020	2019
	US$’000	US$’000

Dividend payables	84	80
Deposits received from customers	-	31
Rental deposit received	4	12
Accruals for operating expenses	1,500	941
Other tax payables	5	78

	1,593	1,142

ZHEJIANG TIANLAN
Other payables and accrued expenses
	December 31,
	2020	2019
	RMB’000	RMB’000

Accrued expenses	7,629	5,312
Other current liabilities	6,529	-
Other payables	3,589	2,271

	17,747	7,583